Summary of Reserve Balances for Variable Annuity Contracts With Guarantees (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 710	$ 548
GMDB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	170	148
GLWB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 297	$ 180